Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Prior CEO 1 (Mr. Traenkle) (1)(2)	Compensation Actually Paid to Prior CEO 1 (Mr. Traenkle) (3)	Summary Compensation Table Total for Prior CEO 2 (Mr. Witt) (1)(2)	Compensation Actually Paid to Prior CEO 2 (Mr. Witt) (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (5)	Return on Average Equity (6)
					Company Total Shareholder Return (4)	BBREIT Mortgage Index Total Shareholder Return (4)
	($)	($)	($)	($)	($)	($)	($)	(%)
2020	0	(128,079)	0	(115,348)	59.28	77.66	(353.3)	6.80

Year	Summary Compensation Table Total for CEO (Mr. Mazzei) (1)	Compensation Actually Paid to CEO (Mr. Mazzei) (3)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (5)	Return on Average Equity (6)
					Company Total Shareholder Return (4)	BBREIT Mortgage Index Total Shareholder Return (4)
	($)	($)	($)	($)	($)	($)	($)	(%)
2023	5,832,378	8,160,430	2,330,611	3,205,621	78.72	78.39	15.5	9.21
2022	5,878,120	4,005,123	2,270,857	1,566,837	58.35	69.75	45.8	8.04
2021	5,670,652	6,657,752	2,383,732	2,689,103	86.20	94.19	(101.0)	7.05
2020	466,180	1,072,500	265,439	35,060	59.28	77.66	(353.3)	6.80

Company Selected Measure Name	Return on Average Equity
Named Executive Officers, Footnote
In 2020, we were an externally managed company and all of our named executive officers, including our CEO, were employees of our former external manager and/or affiliates thereof. Accordingly, we did not pay, award or provide any cash compensation or benefits to Mr. Kevin P. Traenkle, who served as CEO until his resignation effective February 29, 2020 (“Prior CEO 1”) or to Andrew E. Witt, who served as our interim CEO from March 1, 2020 to April 1, 2020 (“Prior CEO 2”).
Michael Mazzei was appointed CEO and President effective April 1, 2020 (continuing as CEO and no longer serving as President since February 22, 2022).

In 2020, the other NEOs were Neale W. Redington, our Chief Financial Officer and Treasurer, and David A. Palamé, our General Counsel and Secretary.

In 2021, 2022 and 2023, the other NEOs were Andrew E. Witt, our Chief Operating Officer (and President, from and after February 22, 2022), Frank V. Saracino, our Chief Financial Officer, Treasurer and Executive Vice President, and David A. Palamé, our General Counsel, Secretary and Executive Vice President.

Adjustment To PEO Compensation, Footnote	This column is computed in accordance with Item 402(v) of Regulation S-K with “Compensation Actually Paid” as a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. Amounts for “Other NEOs” represents the average of each named executive officer (“NEO”) other than the CEO, Prior CEO 1 (“CEO P1”) or Prior CEO 2 (“CEO P2”).

Name	Year	SCT Total	SCT Stock Awards	Year End Fair Value of Unvested Stock Awards Granted	Year End Change In Fair Value of Prior Year Unvested Stock Awards	Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year	Change in Fair Value of Prior Year Stock Awards that Vested	Fair Value of Stock Awards Forfeited	Value of Dividends on Unvested Stock Awards	Compensation Actually Paid
CEO	2023	$5,832,378	$(2,986,959)	$4,366,960	$445,660	$—	$(58,273)	$—	$560,664	$8,160,430
	2022	5,878,120	(3,034,851)	2,351,632	(1,440,486)	—	(172,666)	—	423,374	4,005,123
	2021	5,670,652	(3,633,700)	4,309,200	—	—	157,300	—	154,300	6,657,752
	2020	466,180	(466,180)	1,072,500	—	—	—	—	—	1,072,500
CEO P1	2020	0	—	—	—	—	(170,770)	—	42,691	(128,079)
CEO P2	2020	0	—	—	66,131	—	(55,996)	—	6,779	(115,348)
NEO Average	2023	2,330,611	(1,136,476)	1,661,540	163,170	—	(21,533)	—	208,309	3,205,621
	2022	2,270,857	(1,097,002)	850,040	(541,897)	—	(72,009)	—	156,848	1,566,837
	2021	2,383,732	(1,405,147)	1,621,080	13,154	—	21,555	—	54,729	2,689,103
	2020	265,439	—	—	(131,589)	—	(109,589)	—	10,800	35,060

Non-PEO NEO Average Total Compensation Amount	$ 2,330,611	$ 2,270,857	$ 2,383,732	$ 265,439
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,205,621	1,566,837	2,689,103	35,060
Adjustment to Non-PEO NEO Compensation Footnote	This column is computed in accordance with Item 402(v) of Regulation S-K with “Compensation Actually Paid” as a calculation that begins with the Summary Compensation Table (“SCT”) total compensation in the given year with certain adjustments prescribed by the SEC rules. Amounts for “Other NEOs” represents the average of each named executive officer (“NEO”) other than the CEO, Prior CEO 1 (“CEO P1”) or Prior CEO 2 (“CEO P2”).
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	⇒ return on average equity; ⇒ adjusted distributable earnings; and ⇒ total dividends paid to stockholders.
Total Shareholder Return Amount	$ 78.72	58.35	86.20	59.28
Peer Group Total Shareholder Return Amount	78.39	69.75	94.19	77.66
Net Income (Loss)	$ 15,500,000	$ 45,800,000	$ (101,000,000.0)	$ (353,300,000)
Company Selected Measure Amount	9.21	8.04	7.05	6.80
PEO Name	Michael Mazzei
Additional 402(v) Disclosure
In accordance with the final rule adopted by the SEC in August 2022 implementing Section 953(a) of the Dodd-Frank Act, we are providing the following table that sets forth certain compensation measures for certain of our officers alongside certain performance metrics for the Company and certain of its industry peers. The disclosure included in this section is not incorporated by reference in Part III of the Company’s Annual Report on Form 10-K for the year ended December 31, 2023. The Compensation Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.
The following tables sets forth information concerning the compensation actually paid to (1) certain prior chief executive officers, as applicable, and (2) our CEO and the average compensation among our other NEOs compared to Company performance for the years ended December 31, 2023, 2022, 2021 and 2020.
	The values reflected in this column for 2020 reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) on page 24 of the proxy statement of Colony Credit Real Estate, Inc. filed on March 24, 2021 (the “2021 Proxy”). See the footnotes to the SCT in the 2021 Proxy for further detail regarding the amounts in this column. Total Shareholder Return is calculated for the year ended December 31, 2020, the two-years ended December 31, 2021, the three years ended December 31, 2022 and the four years ended December 31, 2023, assuming a $100 investment at the closing price on December 31, 2019 and the reinvestment of all dividends over such period. The Bloomberg Real Estate Investment Trust Mortgage Index (“BBREIT Mortgage Index”) is a capitalization-weighted index of infinite life Mortgage REITs having a market capitalization of $15 million or greater.Net Income (Loss) as determined in accordance with generally accepted accounting principles in the United States. Amounts in millions.The graphs below reflect the relationship between “Compensation Actually Paid” to our Chief Executive Officer and the average compensation actually paid among other Named Executive Officers and (i) Total Shareholder Return (of our Company and the BBREIT Mortgage Index), (ii) Net Income, and (iii) Return on Average Equity (“ROAE”).
Measure:: 1
Pay vs Performance Disclosure
Name	return on average equity
Non-GAAP Measure Description	Return on Average Equity is defined in “Non-GAAP Financial Measures” below.
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted distributable earnings
Measure:: 3
Pay vs Performance Disclosure
Name	total dividends paid to stockholders
Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,136,476)	$ (1,097,002)	$ (1,405,147)	$ 0
Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,661,540	850,040	1,621,080	0
Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	163,170	(541,897)	13,154	(131,589)
Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(21,533)	(72,009)	21,555	(109,589)
Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,309	156,848	54,729	10,800
Mr. Traenkle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0
PEO Actually Paid Compensation Amount				(128,079)
Mr. Traenkle [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Traenkle [Member] | Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Traenkle [Member] | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Traenkle [Member] | Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Traenkle [Member] | Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(170,770)
Mr. Traenkle [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Traenkle [Member] | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				42,691
Mr. Witt [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0
PEO Actually Paid Compensation Amount				(115,348)
Mr. Witt [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Witt [Member] | Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Witt [Member] | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				66,131
Mr. Witt [Member] | Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Witt [Member] | Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(55,996)
Mr. Witt [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0
Mr. Witt [Member] | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				6,779
Mr. Mazzei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	5,832,378	5,878,120	5,670,652	466,180
PEO Actually Paid Compensation Amount	8,160,430	4,005,123	6,657,752	1,072,500
Mr. Mazzei [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,986,959)	(3,034,851)	(3,633,700)	(466,180)
Mr. Mazzei [Member] | Year End Fair Value of Unvested Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,366,960	2,351,632	4,309,200	1,072,500
Mr. Mazzei [Member] | Year End Change In Fair Value of Prior Year Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	445,660	(1,440,486)	0	0
Mr. Mazzei [Member] | Vesting Date Fair Value of Stock Awards Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Mr. Mazzei [Member] | Change in Fair Value of Prior Year Stock Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,273)	(172,666)	157,300	0
Mr. Mazzei [Member] | Fair Value of Stock Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Mr. Mazzei [Member] | Value of Dividends on Unvested Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 560,664	$ 423,374	$ 154,300	$ 0